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                                                           OMB APPROVAL
                                                    --------------------------
                                                    OMB Number:   3235-0006
                    UNITED STATES                   Expires: October 31, 2003
         SECURITIES AND EXCHANGE COMMISSION         Estimated average burden
               Washington, D.C. 20549               hours per response...23.5
                                                    --------------------------
                      FORM 13F                              SEC USE ONLY
                                                    --------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

           Report for the calendar Year or Quarter Ended June 30, 2003
--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------
If amended report check here:           [X]

TD Waterhouse Asset Management, Inc.
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Name of Institutional Investment Manager

100 Wall Street     New York                New York                      10005
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Business Address    (Street)        (City)    (State)                     (Zip)

Michele R. Teichner,  (212) 908-7537,           Senior Vice President
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Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

                                    ATTENTION
--------------------------------------------------------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
        ---------------------------------------------------------------

     The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents all that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities and Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of New York on the 13th day of August, 2003.

This is a 13F holdings report.      TD Waterhouse Asset Management, Inc.
                                    --------------------------------------------
                                    (Name of Institutional Investment Manager)

                                     /s/ Michele R. Teichner
                                    --------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                     to submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                        13F File No.: Name:                 13F File No.:
--------------------------   ---------------------------------- ------------
1                                          6
--------------------------   ------------  -------------------- ------------
2                                          7
--------------------------   ------------  -------------------- ------------
3                                          8
--------------------------   ------------  -------------------- ------------
4                                          9
--------------------------   ------------  -------------------- ------------
5                                          10
--------------------------   ------------  -------------------- ------------

                                                               SEC 1685 (5/91)

                               Form 13F

Page 2  of 4                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
---------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------
3M CO                          COM      88579Y101           14,402        111,669 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
ABBOTT LABORATORIES            COM        2824100              405          9,265 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
ALCOA INC                      COM       13817101            2,787        109,306 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
ALTRIA GROUP INC               COM      02209S103            5,524        121,565 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
AMERICAN EXPRESS CO            COM       25816109            4,896        117,095 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
AMERICAN INTERNATIONAL G       COM       26874107              877         15,890 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
AMGEN INC.                     COM       31162100              506          7,627 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
ANHEUSER-BUSCH COS INC         COM       35229103              253          4,975 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER                COM      00184A105              452         28,065 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
AT&T CORP                      COM        1957505            2,104        109,306 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
AT&T WIRELESS SERVICES         COM      00209A106              144         17,580 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
BANK OF AMERICA                COM       60505104              729          9,222 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
BANK ONE CORP                  COM      06423A103              267          7,178 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
BELLSOUTH CORP                 COM       79860102              287         10,775 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
BERKSHIRE HATHAWAY            CL A       84670108              363              5 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
BOEING CO                      COM       97023105            3,751        109,306 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
BRISTOL MYERS SQUIBB           COM      110122108              315         11,598 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
CATERPILLAR INC                COM      149123101            6,084        109,306 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
CHEVERONTEXACO CORP            COM      166764100              457          6,330 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
CISCO SYSTEMS                  COM      17275R102              703         42,144 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
CITIGROUP INC                  COM      172967101            6,016        140,575 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
COCA-COLA COMPANY              COM      191216100            5,755        123,997 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
COMCAST CORP                  CL A      20030N101              413         13,677 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP             COM      247025109              488         15,284 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
DIAMONDS TR                UNIT SER 1   252787106            1,256         13,970 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
DUPONT E I DE NEMOURS          COM      263534109            4,552        115,081 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
EASTMAN KODAK COMPANY          COM      277461109            2,990        109,306 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
EBAY                           COM      278642103              203          1,949 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
EMC CORP                      CL A      268648102              132         12,579 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
EXXON MOBIL CORPORATION        COM      30231G102            5,382        149,876 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
FANNIE MAE                     COM      313586109              398          5,897 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
FIFTH THIRD BANCORP            COM      316773100              209          3,649 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------
FORD MOTOR CO                  COM      345370860              134         12,167 sh         Sole        N/A         Sole
---------------------------------------------------------------------------------------------------------------------------

                               Form 13F

Page 3  of 4                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
FREDDIE MAC                    COM             313400301       217          4,274 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
GENERAL ELECTRIC CO            COM             369604103     4,876        170,011 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
GENERAL MOTORS CORP            COM             370442105     3,935        109,306 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
GILLETTE CO                    COM             375766102       203          6,373 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS INC.             COM             38141G104       245          2,928 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
HEWLETT PACKARD CO             COM             428236103     2,715        127,483 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
HOME DEPOT                     COM             437076102     4,076        123,088 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
HONEYWELL INTL INC             COM             438516106     2,935        109,306 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
INTEL CORP                     COM             458140100     3,088        148,565 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
IBM CORPORATION                COM             459200101     9,884        119,802 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL PAPER CO         COM             460146103     3,906        109,306 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
JDS UNIPHASE                   COM             46612J101        36         10,350 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
JOHNSON & JOHNSON              COM             478160104     6,585        127,369 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
LIBERTY MEDIA CORP NEW    COM SERIES A         530718105       121         10,430 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
LILLY (ELI) & CO               COM             532457108       803         12,679 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
LOWES COS                      COM             548661107       210          4,894 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES            COM             549463107        49         24,365 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
MCDONALD'S CORP                COM             580135101     2,411        109,306 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
MEDTRONIC INC.                 COM             585055106       347          7,227 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
MERCK & CO                     COM             589331107     7,448        123,015 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
MERRILL LYNCH & CO             COM             590188108       257          5,495 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
MICROSOFT CORP                 COM             594918104     4,469        174,517 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
MORGAN J.P. & COMPANY          COM             46625H100     4,158        121,644 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
MORGAN STANLEY               COM NEW           617446448       293          6,844 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC                   COM             620076109       136         14,434 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
ORACLE CORP                    COM             68389X105       375         31,224 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
PEPSICO INC                    COM             713448108       455         10,235 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
PFIZER INC.                    COM             717081103     1,637         47,953 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
PROCTER & GAMBLE CO            COM             742718109    10,456        117,245 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
QWEST COMMUNICATIONS INTL      COM             749121109        60         12,606 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
SBC COMMUNICATIONS INC.        COM             78387G103     3,321        129,958 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
SUN MICROSYSTEMS INC           COM             866810104        89         19,311 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
TEXAS INSTRS INC               COM             882508104       193         10,973 sh         Sole         N/A         Sole
----------------------------------------------------------------------------------------------------------------------------

                               Form 13F

Page 4  of 4                  Name of reporting Manager _______________________

    ITEM 1                  ITEM 2            ITEM 3        ITEM 4         ITEM 5         ITEM 6     ITEM 7       ITEM 8

                                                                                                     MANAGERS     VOTING
                                                                          SHARES OF      INVESTMENT    SEE       AUTHORITY
                                               CUSIP       FAIR MARKET    PRINCIPAL      DISCRETION  INSTR. V     (SHARES)
NAME OF ISSUER               TITLE OF CLASS    NUMBER         VALUE         AMOUNT        (A)SOLE      N.A.       (A)SOLE
----------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------
TYCO INTL LTD                COM NEW          902124106       239        12,572 sh          Sole          N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
US BANCORP DEL               COM NEW          902973304       290        11,831 sh          Sole          N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
UNITED PARCEL SERVICES         COM            911312106       424         6,660 sh          Sole          N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
UNITED TECHNOLOGIES CORP       COM            913017109     7,953       112,278 sh          Sole          N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
VERIZON COMMUNICATIONS         COM            92343V104       664        16,836 sh          Sole          N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
VIACOM INC                    CL B            925524308       456        10,436 sh          Sole          N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
WACHOVIA CORP 2ND NEW          COM            929903102       315         7,875 sh          Sole          N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
WAL-MART STORES INC            COM            931142103     7,294       135,922 sh          Sole          N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
WALT DISNEY CO             COM Disney         254687106     2,408       121,890 sh          Sole          N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
WASHINGTON MUT INC             COM            939322103       244         5,903 sh          Sole          N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
WELLS FARGO CO                 COM            949746101       408         9,069 sh          Sole          N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
WYETH                          COM            983024100       374         8,213 sh          Sole          N/A         Sole
----------------------------------------------------------------------------------------------------------------------------
                                                    174,292
                                                  ==========